Concentration and risks (Details) (Currency convertibility risk, CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Currency convertibility risk
Concentration and risks
Cash and cash equivalents, restricted cash and short-term investments	9,054,762	9,865,714